Centennial Government Trust

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Prospectus dated November 1,  2001       Centennial Government Trust is a money
                                         market mutual fund.  It seeks a high
                                         level of current income consistent
                                         with preserving capital and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" investments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
                                         Trust and other account features.
As with all mutual funds, the            Please read this Prospectus carefully
Securities and Exchange Commission has   before you invest and keep it for
not approved or disapproved the Trust's  future reference about your account.
securities nor has it determined that
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.

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2

CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T S

                  This section applies to the prospectuses of Centennial
                  Money Market Trust, Centennial Tax Exempt Trust and
                  Centennial Government Trust

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

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A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  The Trust invests principally in short-term, U.S. dollar denominated debt instruments issued by the U.S. government, its agencies and instrumentalities.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at
$1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's investments (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

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An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  Although the
Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last ten calendar years and average annual total returns for the 1-, 5- and
10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/01 through 9/30/01 the cumulative total return  (not annualized) was 3.04%.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 1.52% (1st Q '91) and the lowest return (not annualized) for a calendar quarter was 0.63% (1st Q '93).

Average Annual Total Returns
for the periods ended December 31,    1 Year    5 Years         10 Years
2000
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Centennial Government Trust           5.71%     4.91%           4.55%
(inception 10/5/81)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current
7-day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the
Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2001.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                              0.44%

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 Distribution and/or Service (12b-1) Fees     0.20%

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 Other Expenses                               0.09%

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 Total Annual Operating Expenses              0.73%

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"Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Trust pays.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the
Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

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                                1 year      3 years     5 years    10 years
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                                $75         $233        $406       $906

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of Additional
Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management
Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates.
There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the
      Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities. The Trust invests mainly in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government
      National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie
      Mae).  Others may be supported only by the credit of the
      instrumentality, such as obligations of the Federal Home Loan Mortgage
      Corporation (Freddie Mac).

o     Other Money Market Instruments. The Trust can invest in variable rate notes, variable rate master demand notes or in master demand notes.
      The Trust can also purchase other debt obligations with a length of permitted maturity to up to the maximum permitted under Rule 2a-7
      (currently 397 days) from the date of purchase.  It may purchase debt obligations that have been called for redemption by the issuer if the redemption will occur within the length of permitted maturity to up to the maximum permitted under Rule 2a-7 (currently 397 days). Please refer to "What Standards Apply to the Trust's Investments?" below for more details.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees. The Trust's Board of Trustees has
      adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality"
investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment),
      or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.
According to the standards, the Trust can invest without limit in U.S.
government securities because of their limited investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7
(currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board
      of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The
      Trust's investment objective is a fundamental policy. Some of the investment restrictions that are fundamental policies are listed in the
      Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional
      Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7 (currently 397 days).

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.
      The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial
Tax Exempt Trust and Centennial Government Trust.  Each is referred to as a
"Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial
Asset Management Corporation, a wholly owned subsidiary of OppenheimerFunds,
Inc.  The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978.  The Manager and its affiliates managed assets of more than $115 billion as of September 30,
2001, including more than 65 funds having more than 5 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Englewood,
Colorado 80112.

Portfolio  Managers.  The  portfolio  managers  of the Trusts are the  persons principally  responsible  for the  day-to-day  management of the Trusts'
      portfolios.  The  portfolio  managers of  Centennial  Money Market Trust and  Centennial  Government  Trust are Carol E. Wolf and Barry D. Weiss.
      Ms. Wolf has had this responsibility  since November 1988 and Mr. Weiss, since  August 2001.  Ms. Wolf is a Senior Vice  President of the Manager
      and Mr. Weiss is a Vice President,  and each is an officer and portfolio manager of other funds for which the Manager or an  affiliate  serves as investment  advisor.  The  portfolio  manager of  Centennial  Tax Exempt
      Trust is Michael  Carbuto (since  October  1987).  Mr. Carbuto is a Vice
      President  of  OppenheimerFunds,  Inc.  and is an officer and  portfolio manager of other funds for which the Manager or an  affiliate  serves as investment advisor.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.  That fee is computed on the average annual net assets of the respective Trust as of the close of each business day.

o     Centennial Money Market Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next
      $250 million; 0.350% of the next $500 million; and 0.325% of net assets in excess of $2 billion.  In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the Trust. Centennial Money Market
      Trust's management fee for its fiscal year ended June 30, 2001 was
      0.33% of the Trust's average annual net assets.

o     Centennial Government Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next
      $250 million; and 0.350% of net assets in excess of $1.5 billion. The
      Manager has made the same guarantee to Centennial Government Trust regarding expenses as described above for Centennial Money Market
      Trust. The Trust's management fee for its fiscal year ended June 30,
      2001 was 0.44% of the Trust's average annual net assets.

o     Centennial Tax Exempt Trust.  The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million;
      0.450% of the next $250 million; 0.425% of the next $250 million;
      0.400% of the next $250 million; 0.375% of the next $250 million;
      0.350% of the next $500 million; and 0.325% of net assets in excess of
      $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fee for its fiscal year ended
      June 30, 2001 was 0.42% of the Trust's average annual net assets.

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor or the Sub-Distributor (OppenheimerFunds Distributor, Inc.)
receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is determined twice each day, at 12:00 Noon and at 4:00
      P.M., on each day The New York Stock Exchange is open for trading
      (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as
$25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker-dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker-Dealer's Automatic Purchase and Redemption
      Program.  You can buy shares of a Trust through a broker-dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker-dealer's
      Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating broker-dealers that offer the
      Trusts' shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker-dealer, your broker-dealer buys shares of the Trust for your account with the broker-dealer.  Program participants should also read the description of the program provided by their broker-dealer.

Buying Shares Through Your Broker-Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of a
      Trust through any broker-dealer that has a sales agreement with the
      Distributor or Sub-Distributor.  Your broker-dealer will place your order with the Distributor on your behalf.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or
Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares for your Program Account and will hold your shares in your broker-dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your
Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times.
      Broker-dealers whose clients participate in Automatic Purchase and
      Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker-dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker-dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and
      4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a Trust by completing a Centennial Funds New Account Application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O.
Box 5143, Denver, Colorado 80217.  Payment must be made by check or by
Federal Funds wire as described below.  If you don't list a broker-dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a
      Trust by check. Send your check, payable to "OppenheimerFunds
      Distributor, Inc.," along with your application and other documents to the address listed above.  For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the
      Sub-Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at
      1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by
12:00 Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the
      Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment
      Plan Application and the Statement of Additional Information. The
      minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The
      Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money
      Market Fund or Centennial Government Fund for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:

o     Individual Retirement Accounts (IRAs).  These include regular IRAs,
      Roth IRAs, rollover IRAs and Education IRAs.
o     SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker-dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker-dealer) to have the proceeds of redeemed Trust shares sent by Federal
Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee
      (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem $100,000 or more and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to an account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer
      Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter to the
      Transfer Agent that includes:
   o  Your name
   o  The Trust's name
   o  Your account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters
      Testamentary of an Executor).

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5270
---------------------------------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker-dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate or in a retirement account by telephone.  To redeem shares through a service representative, call
      1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any 7-day period.  Telephone redemptions are not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.
      If you hold your shares through your broker-dealer's Automatic Purchase and Redemption Program, you must contact your broker-dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer
      Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against an account held under their
Program, but must arrange for checkwriting privileges through their broker-dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the
Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the redemption of shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o  Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.
Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust can be exchanged for shares of certain other Centennial
Trusts or other eligible funds, depending on whether you own your shares through your broker-dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an
Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may exchange shares held in your Program Account for shares of Centennial
Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust,
Centennial California Tax Exempt Trust and Centennial New York Tax Exempt
Trust (referred to in this Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of a
Trust.

      You may pay a sales charge when you exchange shares of a Trust.
Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from that Trust or other eligible funds (except
Oppenheimer Cash Reserves), or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can
obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Complete an Exchange Authorization Form,
      signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

   o  Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  Requests for exchanges to any of the
      Centennial Trusts must be received by the Transfer Agent by 4:00 P.M.
      on a regular business day to be effected that day.  The Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial Trusts on a regular business day by the close of The New
      York Stock Exchange that day.  The close is normally 4:00 P.M. but may be earlier on some days.

   o  The interests of the Trusts' long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Trusts may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Trusts to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Trusts'
      performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Trusts' ability to manage its investments, the Manager and the Trusts may reject purchase orders and exchanges into the Trusts by any person, group or account that the
      Manager believes to be a market timer.

   o  Either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange.  For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

   o  Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o  The Trusts may amend, suspend or terminate the exchange privilege at any time. The Trusts will provide you notice whenever they are required to do so by applicable law, but they may impose these changes at any time for emergency purposes.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.

The offering of shares of a Trust may be suspended during any period in which the Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Trust at any time.  If an account has more than one owner, a Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker-dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions.  It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing.  The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or making a payment via
      Federal Funds wire for the redemption of recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Trust your correct, certified Social
      Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
      Service.

To avoid sending duplicate copies of materials to households,  the Trusts will mail only one copy of each  prospectus,  annual and semi-annual  reports and annual notice of the Trusts' privacy policy to  shareholders  having
      the  same  last  name  and   address  on  the   Trusts'   records.   The
      consolidation  of these  mailings,  called  householding,  benefits  the
      Trusts  through  reduced  mailing  expense.   If  you  want  to  receive
      multiple copies of these  materials,  you may call the Transfer Agent at
      1.800.525.9310.  You may also  notify  the  Transfer  Agent in  writing.
      Individual  copies of prospectuses,  reports and privacy notices will be sent to you  commencing 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase
      and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, you should specify on your application how you want to receive your dividends and distributions.
      You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust.
o     Reinvest Capital Gains Only.  You can elect to reinvest some capital gains distributions (short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving dividends by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all distributions  or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions (dividends, short-term capital gains or long-term capital gains distributions) in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker-dealer can redeem shares to satisfy debit balances arising in your
Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial
      Money Market Trust and Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain
      "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a
      Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand each
Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the tables represent the rate that an investor would have earned
(or lost) on an investment in the Trusts (assuming reinvestment of all dividends and distributions).  This information for the past five fiscal years ended June 30, 2001, has been audited by Deloitte & Touche LLP, the
Trusts' independent auditors, whose report, along with the Trusts' financial statements, are included in the Statements of Additional Information, which are available on request.
FINANCIAL HIGHLIGHTS Centennial Government Trust

                                                                              YEAR ENDED JUNE 30,
                                              ---------------------------------------------------------------------------------
                                                 2001              2000              1999             1998              1997
                                              ---------         ---------         ---------         ---------         ---------

PER SHARE OPERATING DATA
Net asset value, beginning of period          $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
Income from investment operations--
  net investment income and
  net realized gain                                 .05               .05               .04               .05               .05
Dividends and/or distributions to
  shareholders                                     (.05)             (.05)             (.04)             (.05)             (.05)
                                              ---------         ---------         ---------         ---------         ---------
Net asset value, end of period                $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
                                              =========         =========         =========         =========         =========
TOTAL RETURN(1)                                    5.29%             5.07%             4.47%             4.93%             4.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $   1,458         $   1,192         $   1,213         $   1,132         $   1,027
Average net assets (in millions)              $   1,367         $   1,244         $   1,245         $   1,117         $   1,032
Ratios to average net assets:(2)
Net investment income                              5.13%             4.92%             4.37%             4.82%             4.65%
Expenses                                           0.73%             0.74%             0.74%             0.75%(3)          0.76%(3)
---------------- 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year. 3. Expense ratio reflects the reduction to custodian expenses.

INFORMATION AND SERVICES

For More Information on Centennial Government Trust:

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS  Additional information about the Trust's investments and performance is available in the Trust's Annual and
Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Trust's privacy policy and other information about the Trusts or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217
---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies may be obtained after payment of a
           ------------------
duplicating fee by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are
distributed by:
The Fund's SEC File No. 811-3391             Centennial Asset Management
Corporation
PR0170.001.1101
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL GOVERNMENT TRUST

      Graphic material included in Prospectus of Centennial Government Trust
(the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund.
Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/91                         5.85%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/92                         3.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                         2.67%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         3.71%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         5.26%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         4.86%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         4.84%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.43%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/00                         5.71%

--------------------------------------------------------------------

                         Centennial Government Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

          Statement of Additional Information dated November 1, 2001

      This  Statement of  Additional  Information  is not a  prospectus.  This document  contains  additional  information  about the  Trust and  supplements information  in the  Prospectus  dated  November  1,  2001.  It should be read together with the Prospectus,  which may be obtained by writing to the Trust's
Transfer  Agent,  Shareholder  Services,  Inc.,  at  P.O.  Box  5143,  Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above.

Contents

Page
                               About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Investment Restrictions..................................................
How the Trust is Managed......................................................
     Organization and History.................................................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Performance of the Trust......................................................

                              About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

                    Financial Information About the Trust
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1
Appendix B: Municipal Bond Industry Classifications........................B-1

A B O U T  T H E  T R U S T

    Additional Information About the Trust's Investment Policies and Risks

The investment  objective and the principal  investment  policies of the Trust are described in the  Prospectus.  This  Statement of  Additional  Information
contains  supplemental  information  about  those  policies  and the  types of securities that the Trust's  investment  manager,  Centennial Asset Management
Corporation,  (referred  to as,  the  "Manager")  will  select  for the Trust.
Additional  explanations  are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies.  The composition of the Trust's portfolio and the  techniques  and  strategies  that the Trust's  Manager  uses in selecting portfolio  securities  will vary over time.  The Trust is not  required to use all of the investment  techniques and strategies  described below at all times in seeking  its goal.  It may use some of the  special  investment  techniques and strategies at some times or not at all.

      The  Trust's  objective  is to  seek  a high  level  of  current  income consistent  with  preservation  of capital and the  maintenance  of liquidity.
The Trust will not make  investments  with the  objective  of seeking  capital growth.  However,  the  value  of the  securities  held  by the  Trust  may be affected by changes in general  interest  rates.  Because the current value of debt securities  varies  inversely with changes in prevailing  interest rates, if interest rates increase after a security is purchased,  that security would normally  decline in value.  Conversely,  if interest  rates  decrease after a security is purchased,  its value would rise.  However,  those fluctuations in value  will not  generally  result  in  realized  gains or losses to the Trust since the Trust does not  usually  intend to dispose  of  securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell  securities  prior to their  maturity,  to attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit  evaluation of the issuer or other  considerations.  The Trust may also do so to  generate  cash to  satisfy  redemptions  of  Trust  shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities   -  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the  Investment  Company  Act,  the Trust
uses the amortized cost method to value its portfolio  securities to determine the Trust's  net asset value per share.  Rule 2a-7  imposes  requirements  for the maturity,  quality and  diversification  of the securities which the Trust buys.  The Trust may purchase only those  securities  that the Manager,  under procedures  approved by the Board of  Trustees,  has  determined  have minimal credit risk and, as such, are "eligible securities".

      |_|   Quality.  Eligible  securities are securities that have received a rating in one of the two  highest  short-term  rating  categories  by a rating organization.  Rating  organizations  are  designated  by  the  SEC.  Eligible securities  may be  "first  tier" or  "second  tier"  securities.  First  tier securities  are those that have received a rating in the highest  category for short  term debt  obligations  by at least two rating  organizations.  If only one  rating  organization  has  rated  the  security,  it must be rated in the highest  category for that rating  organization.  U.S.  government  securities and securities  issued by a registered money market mutual fund are also first tier securities.

         The  Trust  may also buy  second  tier  "conduit  securities".  These eligible  securities are securities rated by rating  organizations but are not first tier  securities.  Conduit  securities are municipal  securities such as industrial  development  or revenue  bonds  issued to  finance  non-government projects.  The payment of the principal and interest on a conduit  security is not the obligation of the municipal  issuer,  but is the obligation of another person  who is  ultimately  responsible  for  the  payment  of  principal  and interest,  such as the user of the  facility.  The Trust may not  invest  more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated  securities  that the Manager  determines are  comparable  in quality to a first or second  tier  security  by  applying certain criteria  established by the Board to determine its  creditworthiness.
These  criteria  require  a  high  quality  short  term  or  long-term  rating
(depending on the security)  from a rating  organization.  Unrated  securities the Trust may buy include asset backed  securities and  securities  subject to
"demand features" or "guarantees".

      The  Trust  may  purchase  a  security  subject  to a  guarantee  if the guarantee  is an  eligible  security or a first tier  security.  The trust may also  purchase a security  subject to a  "conditional"  demand  feature if the demand  feature is an eligible  security  and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a  security's  rating  is  downgraded,  the  Manager  or the Board of
Trustees may have to reassess  the  security's  credit risk.  If a security is downgraded,  the  Manager  or the Board of  Trustees  will  promptly  reassess whether the security  continues to present  minimal credit risk,  reassess the status of the security as an "eligible  security," and take such actions as is appropriate.  If the Trust  disposes of the  security  within five days of the
Manager  learning  of the  downgrade,  the Manager  will  provide the Board of
Trustees  with  subsequent  notice  of such  downgrade.  If a  security  is in default,  or ceases to be an eligible security,  or is determined no longer to present minimal credit risks, the Board of Trustees must determine  whether it would be in the best interests of the Trust to dispose of the security.

      |_|   Diversification.  With  respect  to 75% of its total  assets,  the
Trust cannot invest more than 5% of its total assets in  securities  issued by one issuer.  It cannot  invest more than 5% of its total assets in  securities of one issuer  unless the  security is a first tier  security.  The Trust also cannot invest more than 1% of its total assets or $1.0  million,  whichever is greater,  in  second  tier  securities  of  one  issuer.  For  diversification purposes,  the Trust is considered to have purchased the security underlying a repurchase  agreement if the  repurchase  agreement  is fully  collateralized.
For a refunded security,  the Trust is considered to have the U.S.  government securities  underlying  the refunded  security.  For conduit  securities,  the
Trust  considers  the  issuer  to be the  person  ultimately  responsible  for payment of the  obligation.  If the Trust buys an asset backed  security,  the issuer of the  security is deemed to be the  "special  purpose"  entity  which issued  the  security.  A  special  purpose  entity  is  an  entity  which  is organized  solely for the purpose of issuing asset backed  securities.  If the asset  backed  securities  issued by the special  purpose  entity  include the obligations  of another  person or another  special  purpose  entity and those obligations  amount to 10% or more of the asset  backed  securities  the Trust buys,  that  other  person or entity is  considered  to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security  subject to a demand  feature or guarantee.
In this  case,  with  respect  to 75% of its total  assets,  the Trust may not invest more than 10% of its total  assets in  securities  issued by or subject to demand  features or  guarantees  issued by the same  issuer.  If the demand feature or guarantee is a second tier security,  the Trust may not invest more than 5% of its total  assets in  securities  subject  to  demand  features  or guarantees  from the same issuer.  And, the Trust may not invest more than 10%
of its total assets in securities  issued by or subject to demand  features or guarantees from the same issuer.  However,  if the demand feature or guarantee is issued by a person who is a non-controlled  person, the Trust does not have to  limit  its  investments  to no  more  than  10% of  its  total  assets  in securities  issued by or subject to demand  features  or  guarantees  from the same issuer.

      |_|   Maturity.  The  Trust  must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single security must not be in excess the maximum permitted  maturity under Rule 2a-7
(or any other  applicable  rule) which is currently  397 days from the date of purchase.  The Trust also may buy  adjustable  and floating  rate  securities, enter into  repurchase  agreements  and lend portfolio  securities.  Rule 2a-7 defines how the maturities of these securities are determined.

      |_|   Demand  Features and  Guarantees.  Demand  features and guarantees and some of their uses are  described in the  Prospectus.  The Trust also uses
demand   features  and  guarantees  to  satisfy  the  maturity,   quality  and
diversification  requirements  described above. The Trust considers the person which issues the demand  feature as the person to whom the Trust will look for payment.  An  unconditional  demand  feature is considered a guarantee and the
Trust looks to the person making the  guarantee for payment of the  obligation of the underlying security.

      When  the  Trust  buys  municipal  securities,  it may  obtain  a demand feature from the seller to repurchase the  securities  that entitles the Trust to  achieve  same  day  settlement  from the  repurchaser  and to  receive  an exercise  price equal to the amortized  cost of the  underlying  security plus accrued  interest,  if any, at the time of  exercise.  Another  type of demand feature  purchased in conjunction with a Municipal  Security enables the Trust to sell the underlying  security within a specified  period of time at a fixed exercise price.  The Trust may pay for demand  features  either  separately in cash or by paying a higher price for the  securities  acquired  subject to the demand  features.  The Trust  will enter  into  these  transactions  only with banks and dealers  which,  in the Manager's  opinion,  present  minimal credit
risks.   The  Trust's   purchases  of  demand  features  are  subject  to  the
provisions  of Rule 2a-7 under the  Investment  Company  Act because the Trust uses the amortized cost method to value its portfolio securities.

      The  Trust's  ability to  exercise a demand  feature or  guarantee  will depend on the ability of the bank or dealer to pay for the  securities  if the demand  feature  or  guarantee  is  exercised.  If the bank or  dealer  should default on its  obligation,  the Trust  might not be able to recover  all or a portion of any loss  sustained  from  having to sell the  security  elsewhere.
Demand  features  and  guarantees  are  not  transferable  by the  Trust,  and therefore  terminate  if the Trust  sells the  underlying  security to a third party.  The Trust  intends  to enter  into these  arrangements  to  facilitate portfolio  liquidity,  although such arrangements may enable the Trust to sell a security at a  pre-arranged  price  which may be higher than the  prevailing market price at the time the demand  feature or guarantee  is  exercised.  Any considerations  paid by the Trust for the demand feature (which  increases the cost of the  security  and  reduces  the  yield  otherwise  available  for the security)  will be reflected on the Trust's books as  unrealized  depreciation while the demand  feature or  guarantee is held,  and a realized  gain or loss when demand feature is exercised or expires.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with  longer  maturities).  All  Treasury  securities  are  backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley  Authority and the District of Columbia  Armory  Board.  The Trust will not invest in securities  issued by the  Inter-American  Development Bank, the
Asian-American  Development Bank and the International Bank for Reconstruction
and  Development  or in  pooled  mortgages  offered  by  the  Federal  Housing
Administration or Veterans Administration.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.  The Trust  will  invest  in U.S.  government  securities  of such agencies and  instrumentalities  only when the Manager is  satisfied  that the credit  risk with  respect to such  instrumentality  is  minimal  and that the security is an Eligible Security.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the Trust acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An "approved  vendor" may be a U.S.  commercial  bank or the U.S.  branch of a foreign  bank  having  total  domestic  assets  of at least $1  billion,  or a broker-dealer  with a net capital of $50 million  which has been  designated a primary dealer in government securities.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Trust  will not enter  into a  repurchase  agreement  that will cause more than 10% of its net assets to be subject to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company  Act,   collateralized  by  the  underlying   security.   The  Trust's
repurchase   agreements  require  that  at  all  times  while  the  repurchase agreement  is in  effect,  the  collateral's  value  must  equal or exceed the
repurchase   price   to  fully   collateralize   the   repayment   obligation.
Additionally,  the Manager  will  monitor  the  vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor the collateral's  value.  However, if the vendor fails to pay the resale price on  the  delivery  date,  the  Trust  may  incur  costs  in  disposing  of the collateral and may  experience  losses if there is any delay in its ability to do so.

Other Investment Strategies

      o  Floating  Rate/Variable  Rate  Obligations.  The Trust may  invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval.  Some variable rate or floating rate obligations in which the Trust may  invest  have a demand  feature  entitling  the holder to demand payment  of an  amount  approximately  equal  to  the  amortized  cost  of the instrument or the principal  amount of the instrument plus accrued interest at any time, or at specified  intervals not exceeding the maximum time  permitted under Rule 2a-7 (which is currently  397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations  that  permit the Trust to invest  fluctuating  amounts in a note.
The amount may change daily without penalty,  pursuant to direct  arrangements between  the Trust,  as the note  purchaser,  and the issuer of the note.  The interest  rates on these  notes  fluctuate  from time to time.  The  issuer of this type of obligation  normally has a corresponding right in its discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value.  Accordingly,  where these  obligations  are not secured by letters of credit or other credit support  arrangements,  the Trust's right to  redeem  them  is  dependent  on the  ability  of the  note  issuer  to pay principal and interest on demand.  These types of obligations  usually are not rated by credit  rating  agencies.  The Trust may invest in  obligations  that are not rated only if the Manager  determines at the time of  investment  that they are  Eligible  Securities.  The  Manager,  on behalf of the  Trust,  will monitor the  creditworthiness of the issuers of the floating and variable rate obligations in the Trust's  portfolio on an ongoing  basis.  There is no limit on the amount of the Trust's  assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

o     Loans of Portfolio  Securities.  To attempt to increase its income,  the
Trust  may lend  its  portfolio  securities  to  brokers,  dealers  and  other financial  institutions.  These  loans are limited to not more than 25% of the value  of the  Trust's  total  assets  and are  subject  to  other  conditions described  below.  The  Trust  will  not  enter  into any  securities  lending agreements  having a maturity of greater than the maximum time permitted under
Rule 2a-7.  The Trust  presently  does not intend that the value of securities loaned will exceed 5% of the value of the Trust's  total  assets in the coming year. There are some risks in lending  securities.  The Trust could experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities  received as collateral  for a loan must  mature in twelve  months or less.  Under  current applicable  regulatory  requirements  (which are subject to  change),  on each business  day the loan  collateral  must be at least equal to the market value of the loaned  securities.  The collateral  must consist of cash, bank letters of credit, U.S.  government  securities or other cash equivalents in which the
Trust is permitted  to invest.  To be  acceptable  as  collateral,  letters of credit  must  obligate  a bank to pay  amounts  demanded  by the  Trust if the demand  meets the terms of the letter.  Such terms and the  issuing  bank must be satisfactory to the Trust.

      When it lends  securities,  the  Trust  receives  from the  borrower  an amount  equal to the  interest  paid or the  dividends  declared on the loaned securities  during the term of the loan. It may also receive  negotiated  loan fees  and the  interest  on the  collateral  securities,  less  any  finders', custodian,  administrative or other fees the Trust pays in connection with the loan.  The  Trust  may  share  the  interest  it  receives  on the  collateral securities  with the borrower as long as it realizes at least a minimum amount of interest  required by the lending  guidelines  established  by its Board of
Trustees.
      The  Trust  will not  lend  its  portfolio  securities  to any  officer,
Trustee,  employee or affiliate of the Trust or its Manager.  The terms of the
Trust's  loans must meet  certain  tests under the  Internal  Revenue Code and permit the Trust to reacquire  loaned  securities on five business days notice or in time to vote on any important matter.

      o  Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Trust has  adopted  to govern its  investments  that can be changed only by the vote of a  "majority"  of the Trust's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

      |_|                             67% or more  of the  shares  present  or
      represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding  shares are present or represented by proxy,
      or
      |_|                             more than 50% of the outstanding shares.

            The Trust's investment  objective is a fundamental  policy.  Other
policies   described  in  the  Prospectus  or  this  Statement  of  Additional
Information  are  "fundamental"  only if they  are  identified  as  such.  The
Trust's  Board  of  Trustees  can  change  non-fundamental   policies  without
shareholder  approval.  However,  significant  changes to investment  policies will  be  described  in  supplements  or  updates  to the  Prospectus  or this
Statement  of  Additional  Information,  as  appropriate.   The  Trust's  most
significant investment policies are described in the Prospectus.

|X|   Does the Trust  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Trust.

      |_|   The Trust  cannot  enter into  repurchase  agreements  maturing in more than seven days or purchase  securities which are restricted as to resale or for  which  market  quotations  are  not  readily  available,  if any  such investment  would cause more than 10% of the Trust's  assets to be invested in such securities;

      |_|   The  Trust  cannot  borrow  money in excess of 10% of the value of its total assets,  and then only as a temporary  measure for  extraordinary or emergency purposes;  provided that the Trust will not make any investment at a time during  which such  borrowing  exceeds 5% of the value of its assets;  no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

      |_|   The Trust  cannot make loans,  except  through (i) the purchase of debt  securities  listed in the  Prospectus  under  "Investment  Objective and
Policies,"  (ii) the purchase of such debt  securities  subject to  repurchase agreements,  or (iii) loans of securities as described under "Other Investment
Strategies - Loans of Portfolio  Securities,"  in this Statement of Additional
Information;

         |_|      The  Trust  cannot  invest  in   commodities   or  commodity
contracts or invest in interests in oil, gas or other mineral  exploration  or development programs;

      |_|   The Trust cannot invest in real estate;

      |_|   The Trust  cannot  purchase  securities  on  margin or make  short sales of securities;

      |_|   The Trust  cannot  invest in or hold  securities  of any issuer if those officers and Trustees of the Trust or its advisor who  beneficially  own individually  more than 0.5% of the  securities  of such issuer  together  own more than 5% of the securities of such issuer;

      |_|   The Trust cannot underwrite securities of other companies; or

         |_|      The Trust cannot invest in  securities  of other  investment companies,  except as they may be acquired as part of a merger,  consolidation or acquisition of assets.

|_|   The Trust cannot issue "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Trust are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations.

|_|   The  Trust  cannot  invest  25% or more of its  total  assets in any one industry; however, for the purposes of this restriction,  municipal securities and U.S.  government  obligations  are not considered to be part of any single industry.

|_|   The Trust  cannot  invest in any debt  instrument  having a maturity  in excess of the time period provided for in Rule 2a-7 of the Investment  Company
Act  of  1940,  or  any  other  applicable  rule,  or in  the  case  of a debt instrument subject to a repurchase agreement or called for redemption,  unless purchased  subject to a demand  feature  which may not exceed the time  period provided for in Rule 2a-7, or any other applicable rule.

                           How the Trust is Managed

Organization  and History.  The Trust is an open-end,  diversified  management investment  company organized as a Massachusetts  business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

      The Trust is governed by a Board of Trustees,  which is responsible  for
protecting  the  interests  of  shareholders  under   Massachusetts  law.  The
Trustees  meet  periodically  throughout  the  year  to  oversee  the  Trust's activities,  review its  performance,  and review the actions of the  Manager.
Although   the  Trust  will  not   normally   hold  annual   meetings  of  its
shareholders, it may hold
shareholder  meetings from time to time on important matters.  Shareholders of the Trust may have the right to call a meeting  to remove a Trustee or to take other action described in the Declaration of Trust.

         The  Board  of  Trustees  has  an  Audit   Committee   and  a  Review
Committee.  The  members  of the Audit  Committee  are Edward L.  Cameron,  C.
Howard  Kast  and F.  William  Marshall,  Jr.  The  Audit  Committee  held six meetings  during  the  Trust's  fiscal  year ended  June 30,  2001.  The Audit
Committee provides the Board with  recommendations  regarding the selection of the Trust's  independent  auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees  charged,  reviews  reports  from the
Trust's   independent   audit  concerning  the  Trust's  internal   accounting
procedures  and controls and selects and  nominates  for approval by the Board the independent  Trustees,  among other duties as set forth in the Committee's charter.

      The members of the Review  Committee  are Jon S. Fossel,  Sam  Freedman,
William  L.  Armstrong,  Robert  G.  Avis and  George  C.  Bowen.  The  Review
Committee  held six meetings  during the fiscal year ended June 30, 2001.  The
Review  Committee  reviews  reports  and  makes  recommendations  to the Board concerning  the fees  paid to the  Trust's  Transfer  Agent  and the  services provided  to the  Trust by the  Transfer  Agent.  The  Review  Committee  also reviews  policies  and  procedures  adopted  by the Trust to  comply  with the
Investment  Company Act of 1940 and other  applicable  law, among other duties as set forth in the Committee's charter.

      |X|                 Classes of Shares.  The Trust has a single  class of
shares of stock.  While that class has no designation,  it is deemed to be the equivalent of Class A for purposes of the  shareholder  account  policies that apply to Class A shares  of the  Oppenheimer  funds.  Shares  of the Trust are freely  transferable.  Each share has one vote at shareholder  meetings,  with fractional  shares  voting  proportionally  on matters  submitted to a vote of shareholders.  There  are  no  preemptive  or  conversion  rights  and  shares participate equally in the assets of the Trust upon liquidation.

      |X|   Meetings of Shareholders.  As a Massachusetts  business trust, the
Trust is not  required  to hold,  and  does not plan to hold,  regular  annual meetings of shareholders.  The Trust will hold meetings when required to do so by the  Investment  Company  Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the Trustees or upon proper  request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the outstanding  shares of the Trust,  to remove a Trustee.  The
Trustees  will call a meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10% of the outstanding  shares of the Trust.  If the  Trustees  receive a request from at least 10  shareholders  stating  that  they  wish to  communicate  with  other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the shareholder  lists of the Trust available to the applicants or mail  their  communication  to  all  other  shareholders  at  the  applicants'
expense.  The shareholders  making the request must have been shareholders for at least six months and must hold
shares of the Trust valued at $25,000 or more or  constituting  at least 1% of the  outstanding  shares of the Trust,  whichever  is less.  The  Trustees may also take other action as permitted by the Investment Company Act.

         |_|      Shareholder  and  Trustee  Liability.   The  Declaration  of
Trust contains an express  disclaimer of shareholder or Trustee  liability for
the  Trust's   obligations.   It  also   provides  for   indemnification   and
reimbursement  of expenses  out of the Trust's  property  for any  shareholder held  personally  liable for its  obligations.  The  Declaration of Trust also states  that upon  request,  the Trust  shall  assume the defense of any claim made against a  shareholder  for any act or  obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder of a  business  trust  (such as the Trust) to be held  personally  liable as a
"partner"  under  certain  circumstances.  However,  the  risk  that  a  Trust shareholder  will incur  financial  loss from being held liable as a "partner"
of the Trust is limited to the relatively  remote  circumstances  in which the
Trust would be unable to meet its obligations.

      The  Trust's  contractual  arrangements  state  that  any  person  doing business with the Trust (and each  shareholder  of the Trust) agrees under the
Declaration  of  Trust  to  look  solely  to  the  assets  of  the  Trust  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Trust. Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees  and  Officers of the Trust.  The Trust's  Trustees  and officers and their  principal  occupations and business  affiliations  during the past five years are  listed  below.  Trustees  denoted  with an  asterisk  (*) below are deemed to be "interested  persons" of the Trust under the  Investment  Company
Act.  All of the  Trustees are also  trustees,  directors or managing  general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves             Oppenheimer Select Managers
Oppenheimer Champion Income Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund   Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds           Panorama Series Fund, Inc.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.   Centennial California Tax Exempt Trust
Oppenheimer  Main Street  Opportunity
Fund                                  Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

      Messrs.  Swain,  Murphy,  Bishop,  Wixted,  Farrar  and  Zack,  who  are
officers  of the  Trust,  respectively  hold the same  offices  with the other
Denver-based  Oppenheimer  funds.  As of  October 9, 2001,  the  Trustees  and officers of the Trust as a group owned less than 1% of the outstanding  shares of the Fund.  The foregoing  statement  does not reflect shares held of record by an employee  benefit plan for  employees of  OppenheimerFunds,  Inc.  other than shares  beneficially  owned  under that plan by the  officers of the Fund listed below.  Mr. Murphy is the trustee of that plan.

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 68
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman (since September 1988) of  OppenheimerFunds,  Inc.; of which the
Manager is a  wholly-owned  subsidiary;  formerly  President and a director of the  Manager  and  Chairman  of the Board of  Shareholder  Services,  Inc.,  a
transfer agent subsidiary of OppenheimerFunds, Inc.

John V. Murphy*, President, Age: 52
498 7th Avenue, New York, New York  10018
Chairman  and Chief  Executive  Officer  and  director  (since  July 2001) and
President  (since August 2000) of the  OppenheimerFunds,  Inc. (an  investment advisor);  President  and a trustee of other  Oppenheimer  funds;  trustee MML
Series  Investment  Fund,  an open-end  investment  company;  President  and a director  (since July 2001) of Oppenheimer  Acquisition  Corp.,  the Manager's
parent holding  company;  President,  Chief  Executive  Officer and a director
(since July 2001) of OFI Private  Investments,  Inc.,  an  investment  adviser subsidiary  of the  Manager;  Chairman  and a  director  (since  July 2001) of
Shareholder  Services,  Inc.  and of  Shareholder  Financial  Services,  Inc.,
transfer agent  subsidiaries  of the Manager;  President and a director (since
July  2001) of  Oppenheimer  Partnership  Holdings,  Inc.,  a holding  company subsidiary  of  the  Manager;  a  director  of  HarbourView  Asset  Management
Corporation and of Oppenheimer Real Asset Management,  Inc. (since July 2001), investment  adviser  subsidiaries  of the  Manager;  President  and a director
(since July 2001) of  OppenheimerFunds  Legacy  Program,  a  charitable  trust program  established by the Manager;  formerly Chief Operating Officer (August
2000 - July 2001) of the  Manager;  Executive  Vice  President  of  MassMutual
Financial  Group  (from  1995 to 1997);  Executive  Vice  President  and Chief
Operating  Officer  of David L.  Babson &  Company  (from  1995 to  1997),  an investment  advisor;  Chief Operating  Officer of Concert Capital  Management,
Inc. (from 1993 to 1996), and investment advisor.

William L. Armstrong, Trustee, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following  private  mortgage banking  companies:  Cherry Creek
Mortgage  Company  (since 1991),  Centennial  State  Mortgage  Company  (since
1994),  The  El  Paso  Mortgage  Company  (since  1993),  Transland  Financial
Services,  Inc.  (since 1997);  Chairman of the following  private  companies:
Great Frontier Insurance  (insurance agency) (since 1995) and Ambassador Media
Corporation (since 1984); Director of the following public companies:  Storage
Technology  Corporation (computer equipment company) (since 1991), Helmerich &
Payne,   Inc.  (oil  and  gas   drilling/production   company)  (since  1992),
UNUMProvident   (insurance   company)  (since  1991);   formerly  Director  of
International  Family  Entertainment  (television  channel)  (1992 - 1997) and
Natec Resources,  Inc. (air pollution  control equipment and services company)
(1991-1995),  Frontier Real Estate,  Inc.  (residential real estate brokerage)
(1994-1999),  and Frontier Title (title insurance  agency)  (1995-June  1999);
formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis, Trustee, Age: 70.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly,  (until  February  2001)  Director  and  President  of A.G.  Edwards
Capital,  Inc.  (General  Partner of private equity funds),  formerly,  (until
March 2000) Chairman,  President and Chief Executive  Officer of A.G.  Edwards
Capital,  Inc.;  formerly,  (until  March 1999) Vice  Chairman and Director of
A.G.  Edwards,  Inc.  and Vice  Chairman  of A.G.  Edwards & Sons,  Inc.  (its
brokerage  company  subsidiary);  (until March 1999) Chairman of A.G.  Edwards
Trust Company and A.G.E. Asset Management  (investment advisor);  (until March
2000) a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly  (until April 1999) Mr. Bowen held the  following  positions:  Senior
Vice  President  (from  September  1987) and  Treasurer  (from  March 1985) of
OppenheimerFunds,  Inc; Vice President  (from June 1983) and Treasurer  (since
March  1985)  of   OppenheimerFunds,   Distributor,   Inc.,  a  subsidiary  of
OppenheimerFunds,  Inc. and the Trust's Sub-Distributor; Senior Vice President
(since February 1992),  Treasurer (since July 1991) Assistant  Secretary and a director (since December 1991) of the Manager;  Vice President  (since October
1989)  and  Treasurer  (since  April  1986) of  HarbourView  Asset  Management
Corporation;  President,  Treasurer  and  a  director  of  Centennial  Capital
Corporation  (since June 1989);  Vice  President and  Treasurer  (since August
1978) and Secretary  (since April 1981) of Shareholder  Services,  Inc.;  Vice
President,  Treasurer and Secretary of Shareholder  Financial  Services,  Inc.
(since November 1989);  Assistant  Treasurer of Oppenheimer  Acquisition Corp.
(since  March 1998);  Treasurer  of  Oppenheimer  Partnership  Holdings,  Inc.
(since November 1989);  Vice President and Treasurer of Oppenheimer Real Asset
Management,   Inc.   (since  July   1996);   Treasurer   of   OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Edward L. Cameron, Trustee, Age: 63
6803 South Tucson Way, Englewood, Colorado 80112

Formerly  (from  1974-1999)  a  partner  with  PricewaterhouseCoopers  LLC (an
accounting  firm)  and  Chairman,   Price  Waterhouse  LLP  Global  Investment
Management Industry Services Group (from 1994-1998).

Jon S. Fossel, Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October 1996)  Chairman and a director of  OppenheimerFunds,
Inc.; President and a director of Oppenheimer  Acquisition Corp.,  Shareholder
Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee, Age: 61.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly  (until  October  1994)  Chairman  and  Chief  Executive  Officer  of
OppenheimerFunds  Services,  Chairman,  Chief Executive Officer and a director of Shareholder Services,  Inc., Chairman, Chief Executive Officer and director of  Shareholder  Financial  Services,  Inc.,  Vice  President  and director of
Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Richard F. Grabish*, Trustee, Age: 53.
6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President,  Assistant  Director of Sales and Marketing since March
1997, and Manager of Private Client Services since June 1985 for A.G.  Edwards
&  Sons,  Inc.   (broker/dealer  and  investment  firm).  Chairman  and  Chief
Executive  Officer of A.G.  Edwards Trust Company since March 2001).  Director of A.G.  Edwards & Sons,  Inc. since March 1988);  formerly (until March 1987)
President and Vice Chairman of A.G. Edwards Trust Company.

C. Howard Kast, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 80.
6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until 1999)  Chairman of SIS & Family Bank,  F.S.B.  (formerly  SIS
Bank); President,  Chief Executive Officer and Director of SIS Bankcorp., Inc.
and SIS Bank  (formerly  Springfield  Institution  for  Savings)  (1993-1999);
Executive Vice President  (until 1999) of Peoples  Heritage  Financial  Group,
Inc.;  Chairman and Chief Executive  Office of Bank of Ireland First Holdings,
Inc.  and First New  Hampshire  Banks  (1990-1993);  Trustee  (since  1996) of
MassMutual  Institutional  Funds and of MML Series  Investment  Fund (open-end investment companies).

Carol E. Wolf, Vice President and Portfolio Manager, Age: 49.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since June 2000) of OppenheimerFunds, Inc.; an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of
OppenheimerFunds, Inc. (June 1990 - June 2000).

Barry D. Weiss, Vice President and Portfolio Manager, Age: 37.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President (since June 2001) of the Manager; an officer and portfolio manager of other Oppenheimer funds; formerly Senior Credit Analyst of the
Manager (February 2000 - June 2001); formerly Associate Director, Fitch IBCA
Inc. (April 1998 - February 2000); formerly News Director, Fitch Investors
Service (September 1996 - April 1998); formerly Senior Budget Analyst, City of New York, Office of Management & Budget (February 1990 - September 1996).

Robert G. Zack, Vice President and Secretary, Age: 53.
498 7th Avenue, New York, New York 10018
Acting General Counsel (from November 1, 2001),  Senior Vice President  (since
May 1985),  Associate  General  Counsel (from May 1981 until November 1, 2001)
of OppenheimerFunds,  Inc.; Assistant Secretary of Shareholder Services,  Inc.
(since May 1985),  Shareholder Financial Services, Inc. (since November 1989);
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since October 1997); an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice  President and Treasurer  (since March 1999) of  OppenheimerFunds,
Inc.;   Treasurer   (since  March  1999)  of  HarbourView   Asset   Management
Corporation,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset Management
Corporation,  Shareholder Financial Services, Inc. and Oppenheimer Partnership
Holdings,  Inc., of OFI Private  Investments,  Inc.  (since March 2000) and of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of
Oppenheimer  Trust  Company;   Assistant   Treasurer  (since  March  1999)  of
Oppenheimer  Acquisition  Corp.  and of  the  Manager;  an  officer  of  other
Oppenheimer funds;  formerly  Principal and Chief Operating  Officer,  Bankers
Trust Company - Mutual Fund Services  Division (March 1995 - March 1999); Vice
President  and  Chief  Financial   Officer  of  CS  First  Boston   Investment
Management Corp. (September 1991 - March 1995).

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of  OppenheimerFunds,  Inc.  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant Vice President (April 1994 -
May 1996) and a Fund Controller of OppenheimerFunds, Inc.

Scott T. Farrar, Assistant Treasurer, Age: 36.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of  OppenheimerFunds,   Inc.  (since  May  1996);   Assistant
Treasurer  of  Oppenheimer  Millennium  Funds plc  (since  October  1997);  an officer of other  Oppenheimer  funds;  formerly an  Assistant  Vice  President
(April 1994 - May 1996) and a Fund Controller of OppenheimerFunds, Inc.

o     Remuneration  of  Trustees.  The officers of the Trust and Mr. Swain are affiliated  with the Manager and receive no salary or fee from the Trust.  The remaining  Trustees of the Trust received the  compensation  shown below.  The compensation  from the Trust was paid  during its  fiscal  year ended June 30,
2001.  The  compensation  from  all  of  the  Denver-based  Oppenheimer  funds includes  the Trust  and is  compensation  received  as a  director,  trustee, managing  general  partner or member of a  committee  of the Board  during the calendar year 2000.

  -----------------------------------------------------------------------------

                               Aggregate              Total Compensation
  ---------------------------- Compensation          from all Denver-Based
  Trustee's Name               from Trust1            Oppenheimer Funds2
  and Other Positions                                     (41 Funds)

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  William L. Armstrong         $1,599            $49,270
  Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis               $1,867            $72,000
  Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  George C. Bowen              $1,613            $55,948
  Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Edward L. Cameron            $1,228            $26,709
  Audit Committee Chairman

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

         Jon S. Fossel         $2,024            $77,880
  Review Committee Chairman

                               ------------------------------------------------
  -----------------------------------------------------------------------------

          Sam Freedman         $2,117            $80,100
    Review Committee Member

                               ------------------------------------------------
  -----------------------------------------------------------------------------

       Richard F. Grabish      $62               $0

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  C. Howard Kast               $2,245            $86,150
  Audit Committee Member

  -----------------------------------------------------------------------------
                               ------------------------------------------------

  Robert M. Kirchner           $2,036            $76,950

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  F. William Marshall, Jr.     $828              $3,768
  Audit Committee Member

                               ------------------------------------------------

2.    * Effective July 1, 2000,  William A. Baker and Ned M. Steel resigned as
      Trustees of the Trust and subsequently  became Trustees  Emeritus of the
   Trust.  For the fiscal year ended June 30,  2001,  Messrs.  Baker and Steel each  received  $1,474  aggregate  compensation  from the Trust and for the calendar year ended  December 31, 2000,  they each  received  $63,999 total compensation from all Denver-based  Oppenheimer  funds.  Effective April 5,
   2001,  Raymond J.  Kalinowski  resigned  as  Trustee of the Trust.  For the fiscal year ended June 30, 2001, Mr.  Kalinowski  received $1,447 aggregate compensation  from the Trust and for the calendar  year ended  December 31,
   2000,  he  received  $73,500  total   compensation  from  all  Denver-based
   Oppenheimer funds.
1.    For the Trust's fiscal year end June 30, 2001.
        2.              For the 2000 calendar year.

o     Deferred  Compensation  Plan for  Trustees.  The Trustees have adopted a
Deferred  Compensation  Plan for  disinterested  Trustees that enables them to elect to  defer  receipt  of all or a  portion  of the  annual  fees  they are entitled  to  receive  from  the  Trust.  Under  the  plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the Trustee  under this plan will be  determined based upon the performance of the selected funds.

      Deferral  of fees of the  Trustees  under this plan will not  materially affect the  Trust's  assets,  liabilities  or net income per share.  This plan will not  obligate  the Trust to retain the  services of any Trustee or to pay any  particular  level of  compensation  to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission,  the Trust may invest in the funds  selected by any Trustee  under this plan without  shareholder  approval for the limited  purpose of  determining  the value of the Trustees'  deferred fee accounts.

      |X|               Major  Shareholders.  As of  October  9, 2001 the only
person  who owned of record or was known by the Trust to own  beneficially  5%
or more of the  Trust's  outstanding  retail  shares was A.G.  Edwards & Sons,
Inc.,  1 North  Jefferson  Avenue,  St.  Louis,  Missouri  63103,  which owned
1,617,124,608.150  shares of the Trust  which  was  94.85% of the  outstanding shares of the Trust on that date,  for accounts of its customers  none of whom individually owned more than 5% of the outstanding shares.

The  Manager.  The  Manager,   Centennial  Asset  Management  Corporation,  is
wholly-owned by OppenheimerFunds,  Inc., which is a wholly-owned subsidiary of
Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company.

      The portfolio managers of the Trust are principally  responsible for the day-to-day  management of the Trust's investment  portfolio.  Other members of
the  Manager's  fixed-income   portfolio  department,   particularly  security
analysts,  traders and other portfolio  managers,  have broad  experience with fixed-income  securities.  They provide the Trust's  portfolio  managers  with research and support in managing the Trust's investments.

      |X|               The  Investment   Advisory   Agreement.   The  Manager
provides  investment  advisory and  management  services to the Trust under an investment  advisory  agreement between the Manager and the Trust. The Manager selects  securities  for the Trust's  portfolio  and  handles  its  day-to-day business.  The agreement requires the Manager,  at its expense, to provide the
Trust with adequate office space,  facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical  personnel  required  to  provide  effective  administration  for the
Trust.  Those  responsibilities  include the  compilation  and  maintenance of records  with  respect  to its  operations,  the  preparation  and  filing  of specified  reports,  and  composition  of  proxy  materials  and  registration statements for continuous public sale of shares of the Trust.

      Expenses  not  expressly  assumed by the  Manager  under the  investment advisory  agreement are paid by the Trust. The investment  advisory  agreement lists examples of expenses paid by the Trust. The major  categories  relate to interest,  taxes,  fees to  unaffiliated  Trustees,  legal and audit expenses, custodian and transfer agent expenses,  share issuance costs, certain printing and  registration  costs  and  non-recurring  expenses,  including  litigation costs.  The  management  fees paid by the Trust to the Manager are  calculated at the rates described in the Prospectus.

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      1999                                 $5,601,294
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2000                                 $5,607,527
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2001                                 $6,049,419

---------------------------------------------------------------------------------

      Under the  investment  advisory  agreement,  the  Manager  has agreed to reimburse the Trust to the extent that the Trust's total  expenses  (including the management fee but excluding interest,  taxes, brokerage commissions,  and extraordinary  expenses  such as  litigation  costs) exceed in any fiscal year the lesser  of:  (i) 1.5% of average  annual net assets of the Trust up to $30 million plus 1% of the average  annual net assets in excess of $30 million or;
(ii) 25% of the total annual investment income of the Trust.

    The investment  advisory  agreement provides that the Manager shall not be liable  for any loss  sustained  by reason of the  adoption  of an  investment
policy  or  the   purchase,   sale  or   retention  of  any  security  on  its
recommendation,  whether or not such recommendation shall have been based upon its own investigation and research or upon  investigation and research made by any other individual,  firm or corporation,  if such recommendation shall have been made and such  other  individual,  firm or  corporation  shall  have been selected  with  due care  and in good  faith,  provided  that  nothing  in the agreement  shall be construed to protect the Manager  against any liability to the Trust or its shareholders by reason of willful  misfeasance,  bad faith or gross  negligence  in the  performance  of its  duties,  or by  reason  of its reckless disregard of its obligations and duties under the agreement.

      |X|               The  Distributor.   Under  its  General  Distributor's
Agreement with the Trust,  Centennial Asset Management Corporation acts as the
Trust's  principal  underwriter  and  Distributor  in  the  continuous  public offering of the Trust's  shares.  The  Distributor  is not obligated to sell a specific  number  of  shares.  The  Distributor  bears the  expenses  normally attributable  to sales,  including  advertising  and the cost of printing  and mailing  prospectuses,  other than those  furnished to existing  shareholders.
For other  distribution  expenses paid by the Trust,  see the section entitled
"Service  Plan"  below.  The  Trust's   Sub-Distributor  is   OppenheimerFunds
Distributor, Inc.

Portfolio  Transactions.  Portfolio  decisions are based upon  recommendations and judgment of the Manager  subject to the overall  authority of the Board of
Trustees.  Most purchases made by the Trust are principal  transactions at net prices,  so the Trust  incurs  little or no brokerage  costs.  The Trust deals directly  with the selling or  purchasing  principal or market  maker  without incurring  charges  for the  services  of a broker on its  behalf  unless  the
Manager  determines  that a better price or execution may be obtained by using
the   services  of  a  broker.   Purchases  of   portfolio   securities   from
underwriters  include a  commission  or  concession  paid by the issuer to the underwriter,  and purchases from dealers  include a spread between the bid and asked prices.

      The  Trust  seeks to  obtain  prompt  execution  of  orders  at the most favorable net price. If  broker/dealers  are used for portfolio  transactions, transactions  may be  directed  to  broker/dealers  for  their  execution  and research  services.  The research services provided by a particular broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Trust  and  one or  more of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable  rules  covering the Manager's  activities in this area,  sales of shares  of the Trust  and/or  the other  investment  companies managed  by  the  Manager  or  distributed  by the  Distributor  may  also  be considered  as a factor in the  direction  of  transactions  to dealers.  That must be done in conformity with the price,  execution and other considerations and  practices  discussed  above.  Those other  investment  companies may also give  similar  consideration  relating to the sale of the Trust's  shares.  No portfolio  transactions  will be handled by any securities  dealer  affiliated with the Manager.

      The Trust may experience  high portfolio  turnover that may increase the
Trust's transaction costs. However, since brokerage  commissions,  if any, are small,  high turnover  does not have an  appreciable  adverse  effect upon the income of the Trust.

Service Plan

The  Trust  has  adopted  a  Service  Plan for the  shares.  The plan has been approved  by a vote of the Board of  Trustees,  including  a  majority  of the
Independent Trustees2, cast in person at a meeting  called for the  purpose of voting on that plan.

      Under the plan,  the Manager and the  Distributor  may make  payments to affiliates  and, in their sole  discretion,  from time to time,  may use their own  resources  (at no direct cost to the Trust) to make  payments to brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole  discretion,  the  Distributor  and the Manager may  increase  or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the Trust's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the outstanding shares of the Trust.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments  to a plan.  An  amendment  to  increase  materially  the amount of payments  to be made under a plan must be  approved by  shareholders of the class affected by the  amendment.  The approval must be by a "majority"
(as defined in the Investment Company Act) of the shares.

      While the plan is in effect,  the  Treasurer of the Trust shall  provide separate  written  reports  on the  plan to the  Board  of  Trustees  at least quarterly  for  its  review.  The  Reports  shall  detail  the  amount  of all payments  made  under the plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent
Trustees.

      The  plan  states  that  while  it  is  in  effect,  the  selection  and nomination of those Trustees of the Trust who are not "interested  persons" of the Trust is committed to the  discretion of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan,  no payment will be made to any recipient in any quarter in which  the  aggregate  net  asset  value of all  Trust  shares  held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any,  that  may be set  from  time to time by a  majority  of the  Independent
Trustees.  The  Board of  Trustees  has set no  minimum  amount  of  assets to qualify for payments under the plan.

      |X|   Service  Plan  Fees.  Under  the  service  plan,  the  Distributor currently  uses the fees it receives  from the Trust to pay  brokers,  dealers and other financial  institutions  (they are referred to as "recipients")  for personal  services  and account  maintenance  services  they provide for their customers  who hold shares.  The services  include,  among  others,  answering customer inquiries about the Trust,  assisting in establishing and maintaining accounts  in the Trust,  making the Trust's  investment  plans  available  and providing other services at the request of the Trust or the  Distributor.  The service  plan permits  reimbursements  to the  Distributor  at a rate of up to
0.20% of average  annual  net  assets of the  shares.  The  Distributor  makes payments to plan  recipients  quarterly  at an annual rate not to exceed 0.20%
of the average annual net assets  consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2001 payments  under the plan totaled
$2,727,603,  all of which  was paid by the  Distributor  to  recipients.  That included  $168,532 paid to an affiliate of the  Distributor's  parent company.
For the fiscal year ended June 30, 2001,  the Manager paid, in the  aggregate,
$3,834,735 in fees out of its own resources for distribution  assistance.  Any unreimbursed  expenses  the  Distributor  incurs with respect to the shares in
any  fiscal   quarter  cannot  be  recovered  in  subsequent   quarters.   The
Distributor  may not use  payments  received  under the plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

                           Performance of the Trust

Explanation of Performance  Terminology.  The Trust uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Trust's  performance  as of the Trust's most recent  fiscal year end.
You  can  obtain  current  performance  information  by  calling  the  Trust's
Transfer Agent at 1.800.525.9310.

      The Trust's  illustrations  of its  performance  data in  advertisements must  comply  with rules of the  Securities  and  Exchange  Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be  calculated.  If the  Trust  shows  total  returns  in  addition  to its yields,  the returns must be for the 1-, 5- and 10-year  periods  ending as of
the  most  recent   calendar   quarter  prior  to  the   publication   of  the
advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare  the Trust's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors should be considered before using the Trust's  performance  information  as a basis for  comparisons  with other investments:

      Yields and total  returns  measure  the  performance  of a  hypothetical account  in the  Trust  over  various  periods  and do not  show  the
         performance   of   each   shareholder's   account.   Your   account's
         performance  will  vary  from  the  model  performance  data  if your dividends  are received in cash, or you buy or sell shares during the period,  or you  bought  your  shares  at a  different  time than the shares used in the model.
      An  investment  in the  Trust is not  insured  by the FDIC or any  other government agency.
      The Trust's yield is not fixed or guaranteed and will fluctuate.
      Yields and total returns for any given past period represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

         |_|            Yields.  The Trust's  current yield is calculated  for
a  seven-day  period  of time as  follows.  First,  a base  period  return  is calculated  for the  seven-day  period by  determining  the net  change in the value  of  a  hypothetical  pre-existing  account  having  one  share  at  the beginning of the seven-day period.  The change includes  dividends declared on the  original  share and  dividends  declared  on any  shares  purchased  with dividends  on that  share,  but such  dividends  are  adjusted  to exclude any realized  or  unrealized  capital  gains or  losses  affecting  the  dividends declared.  Next,  the base period  return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses on the  Trust's  portfolio  securities  which may affect  dividends.  Therefore,  the  return  on  dividends  declared  during a period  may not be the  same on an  annualized  basis  as the  yield  for that period.

      o  Total  Return  Information.  There  are  different  types  of  "total returns"  to measure the Trust's  performance.  Total  return is the change in value of a hypothetical  investment in the Trust over a given period, assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative  total  return  over the entire  period.  However,  average  annual total  returns do not show  actual  year-by-year  performance.  The Trust uses standardized  calculations  for its total  returns as  prescribed  by the SEC.
The methodology is discussed below.

         |_|      Average  Annual  Total  Return.  The  "average  annual total return" of each class is an average annual  compounded rate of return for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)  held  for a number  of  years  ("n")  to  achieve  an  Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

|_|   Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire period of years.  Its calculation
|_|   uses some of the same  factors as average  annual total  return,  but it does not  average  the rate of  return on an annual  basis.  Cumulative  total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

------------------------------------------------------------------------------

------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     Yield         Compounded       Average Annual Total Returns (at 6/30/01)
 (7 days ended   Effective Yield
    6/30/01)      (7 days ended
                    6/30/01)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     3.53%            3.59%           5.29%           4.90%           4.48%

---------------------------------------------------------------------------------

      |X|               Other Performance  Comparisons.  Yield information may
be useful to  investors in reviewing  the Trust's  performance.  The Trust may make comparisons  between its yield and that of other  investments,  by citing various  indices such as The Bank Rate  Monitor  National  Index  (provided by
Bank Rate Monitor(TM))  which measures the average rate paid on bank money market accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metro  areas.  When  comparing  the  Trust's  yield with that of other  investments,  investors  should  understand  that  certain
other  investment   alternatives   such  as  certificates  of  deposit,   U.S.
government  securities,  money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the  Trust may  include  in its  advertisements  and sales  literature  performance  information  about  the  Trust  cited in other newspapers  and  periodicals,  such as The New York  Times,  which may include performance quotations from other sources.

            From time to time the Trust may include in its  advertisements and sales  literature the total return  performance  of a hypothetical  investment account that includes  shares of the Trust and other  Oppenheimer  funds.  The combined  account may be part of an illustration of an asset  allocation model or similar  presentation.  The account  performance  may combine  total return
performance   of  the  Trust  and  the  total  return   performance  of  other
Oppenheimer  funds included in the account.  Additionally,  from time to time, the Trust's  advertisements and sales literature may include, for illustrative or comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
            industries,   sectors,   securities  markets,  countries  or
            regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,

o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Trust.

                       A B O U T Y O U R A C C O U N T

                              How to Buy Shares

Determination  of Net Asset Value Per Share.  The net asset value per share of the  Trust is  determined  twice  each day  that the New York  Stock  Exchange
("Exchange")  is open,  at 12:00  Noon and at 4:00  P.M,  on each day that the
Exchange  is open,  by  dividing  the value of the  Trust's  net assets by the total number of shares  outstanding.  All references to time in this Statement of  Additional  Information  mean New York time.  The  Exchange's  most recent annual  announcement (which is subject to change) states that it will close on
New Year's  Day,  Martin  Luther  King Jr. Day,  Washington's  Birthday,  Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and
Christmas Day.  It may also close on other days.

      The Trust's Board of Trustees has adopted the  amortized  cost method to value the Trust's  portfolio  securities.  Under the amortized cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Trust would  receive if it sold the security.

      The Trust's  Board of Trustees  has  established  procedures  reasonably designed to  stabilize  the Trust's net asset value at $1.00 per share.  Those procedures  include  a  review  of the  valuations  of the  Trust's  portfolio holdings by the Board of  Trustees,  at  intervals  it deems  appropriate,  to determine  whether the Trust's net asset value  calculated by using  available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any  deviation  between the  Trust's  net asset  value  based upon  available  market  quotations  and amortized  cost.  If the Trust's net asset value were to deviate from $1.00 by more than 0.5%,  Rule 2a-7  requires  the Board of Trustees  to consider  what action,  if any,  should  be  taken.  If they  find  that  the  extent  of the
deviation  may  cause  a  material   dilution  or  other  unfair   effects  on
shareholders,  the Board of Trustees  will take  whatever  steps it  considers appropriate  to eliminate or reduce the  dilution,  including,  among  others, withholding or reducing  dividends,  paying  dividends from capital or capital gains,  selling  portfolio  instruments  prior to maturity to realize  capital gains or losses or to  shorten  the  average  maturity  of the  portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Trust may tend to be lower (and net  investment  income  and  dividends higher) than those of a fund holding the  identical  investments  as the Trust but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily  yield of the Trust  would  tend to be higher  and its  aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for  clearance,  the Bank will  ask the  Trust to  redeem a  sufficient  number  of full and  fractional shares in the  shareholder's  account to cover the  amount of the check.  This enables the shareholder to continue receiving  dividends on those shares until the check is presented to the Trust.  Checks may not be presented  for payment at the  offices of the Bank or the Trust's  Custodian.  This  limitation  does not  affect the use of checks  for the  payment of bills or to obtain  cash at other banks.  The Trust  reserves the right to amend,  suspend or  discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting  privilege, by signing the Account  Application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust,  its Transfer Agent and any bank through which the
         Trust's  drafts  (checks)  are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
      Checkwriting card or the Application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges  and agrees that neither the Trust nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions  proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would  normally  authorize the wire to be made,  which is usually the Trust's next regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on which  the  Trust  is open for  business.  No distributions  will  be paid  on the  proceeds  of  redeemed  shares  awaiting transfer by Federal Funds wire

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans, 401(k) plans or
pension  or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus or on the back cover of this
Statement of Additional Information.  The request must

(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform  to  the   requirements  of  the  plan  and  the  Trust's  other
         redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Trust held in the name of the plan or its fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the
distribution  may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld from any  distribution  even if the shareholder  elects not to have tax  withheld.  The Trust,  the  Manager,  the
Distributor   the   Sub-Distributor,   and  the   Transfer   Agent  assume  no
responsibility  to determine  whether a distribution  satisfies the conditions of  applicable  tax laws and will  not be  responsible  for any tax  penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus,  direct  shareholders  can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                     Oppenheimer  Main Street Growth & Income
                                          Fund

Oppenheimer California Municipal Fund     Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Special Value Fund
Oppenheimer Champion Income Fund          Oppenheimer Multiple Strategies Fund
Oppenheimer Concentrated Growth Fund      Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund   OSM1 - Mercury Advisors S&P 500 Index

                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Developing Markets Fund       Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund          OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,

Oppenheimer Europe Fund                   Inc.
Oppenheimer       Rochester      National
Municipals                                Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund II  Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund   OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer International Growth Fund     Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
                                          Rochester Fund Municipals

and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

      Shares of the Trust  purchased  without a sales  charge may be exchanged for shares of an eligible  fund  offered  with a sales  charge upon payment of the sales charge.  Shares of the Trust acquired by  reinvestment  of dividends or  distributions  from the Trust or any of the other  eligible  funds  (other than  Oppenheimer  Cash Reserves) or from any unit investment  trust for which
reinvestment   arrangements  have  been  made  with  the  Distributor  may  be exchanged at net asset value for shares of any of the eligible funds.

      |_|               Limits  on  Multiple   Exchange   Orders.   The  Trust
reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf  of more than one  account.  The Trust may  accept requests for  exchanges of up to 50 accounts per day from  representatives  of authorized dealers that qualify for this privilege.

      |_|               Telephone  Exchange  Requests.  When exchanging shares
by telephone,  a direct  shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the  investor  must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur,  for example,  during periods of substantial  market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |_|               Processing  Exchange Requests.  Shares to be exchanged
are  redeemed on the  regular  business  day the  Transfer  Agent  receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the  fund to be  acquired  are  purchased  on the  Redemption  Date,  but such purchases  may be  delayed  by  either  fund  up to five  business  days if it determines  that it would be  disadvantaged  by an  immediate  transfer of the redemption  proceeds.  The Trust  reserves the right,  in its  discretion,  to refuse any exchange  request that may  disadvantage  it (for  example,  if the receipt  of  multiple  exchange  requests  from a  dealer  might  require  the disposition  of  portfolio  securities  at a time or at a price  that might be disadvantageous to the Trust).

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases,
only  the  shares   available  for  exchange   without   restriction  will  be
exchanged.

      The different  eligible  funds  available  for exchange  have  different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase  of shares of another.  The Trust,  the  Distributor,  the
Sub-Distributor,  and the Transfer Agent are unable to provide investment, tax or legal advice to a  shareholder  in connection  with an exchange  request or any other investment transaction.

      The Trust may amend,  suspend or terminate the exchange privilege at any time.  Although,  the Trust may  impose  these  changes  at any time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially  amending  or  terminating  the  exchange  privilege.  That  60-day notice is not required in extraordinary circumstances.

                             Dividends and Taxes

Tax  Status of the  Trust's  Dividends  and  Distributions.  The  federal  tax treatment  of  the  Trust's  dividends  and  capital  gains  distributions  is explained  in the  Prospectus  under the  caption  "Distributions  and Taxes."
Under the  Internal  Revenue  Code,  by December 31 each year,  the Trust must distribute 98% of its taxable  investment income earned from January 1 through
December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current year. It
if  does  not,   the  Trust  must  pay  an  excise  tax  on  the  amounts  not distributed.  It is  presently  anticipated  that the Trust  will  meet  those requirements.  However,  the Board of Trustees and the Manager might determine in a  particular  year that it would be in the best  interest of  shareholders for the Trust not to make  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital  gains  available  for  distribution  to  shareholders.  The
Trust's  dividends will not be eligible for the  dividends-received  deduction for corporations.

      If the Trust  qualifies as a "regulated  investment  company"  under the
Internal  Revenue  Code,  it will not be liable for  federal  income  taxes on amounts paid by it as distributions.  That qualification  enables the Trust to
"pass through" its income and realized  capital gains to shareholders  without having  to pay tax on them.  The Trust  qualified  as a  regulated  investment company in its last fiscal year and  intends to qualify in future  years,  but reserves  the right not to  qualify.  The  Internal  Revenue  Code  contains a number of complex tests to determine  whether the Trust  qualifies.  The Trust might not meet those tests in a particular  year. If it does not qualify,  the
Trust will be treated for tax  purposes as an  ordinary  corporation  and will receive no tax deduction for payments of distributions made to shareholders.

      Dividends,  distributions  and the proceeds of the  redemption  of Trust shares  represented  by checks  returned to the  Transfer  Agent by the Postal
Service as  undeliverable  will be invested in shares of the Trust as promptly as possible  after the return of such checks to the Transfer  Agent,  in order to enable the investor to earn a return on otherwise idle funds.

Dividend  Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains  distributions in Class A shares  of  any  eligible  fund  listed  above.  To  elect  this  option,  the shareholder  must  notify  the  Transfer  Agent in  writing  and must  have an existing  account  in the  fund  selected  for  reinvestment.  Otherwise,  the shareholder  first must obtain a prospectus  for that fund and an  application from the  Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

                    Additional Information About the Trust

The  Distributor.  The Trust's  shares are sold through  dealers,  brokers and
other   financial   institutions   that  have  a  sales   agreement  with  the
Sub-Distributor.  The  Distributor  and the  Sub-Distributor  also  distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder  Services,  Inc. the Trust's  Transfer Agent,
is  responsible  for  maintaining   the  Trust's   shareholder   registry  and
shareholder  accounting records, and for paying dividends and distributions to
shareholders  of  the  Trust.  It  also  handles  shareholder   servicing  and
administrative functions.

The  Custodian.  Citibank,  N.A. is the Custodian of the Trust's  assets.  The
Custodian's  responsibilities include safeguarding and controlling the Trust's portfolio  securities and handling the delivery of such securities to and from the Trust.  It will be the  practice  of the Trust to deal with the  Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the  Manager  and its  affiliates.  The Trust's  cash  balances  with the
Custodian  in  excess  of  $100,000  are  not  protected  by  federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the independent  auditors of the Trust.  They audit the Trust's  financial  statements  and  perform  other related  audit  services.  They  also  act as  auditors  for the  Manager  and
OppenheimerFunds,  Inc. and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
Centennial Government Trust

To the Shareholders and Board of Trustees of Centennial Government Trust:

We have audited the accompanying statement of assets and liabilities of
Centennial Government Trust, including the statement of investments, as of June
30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Centennial Government Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 23, 2001
12 STATEMENT OF INVESTMENTS June 30, 2001 Centennial Government Trust

                                                                                     PRINCIPAL              VALUE
                                                                                       AMOUNT             SEE NOTE 1
                                                                                    ------------        ---------------

REPURCHASE AGREEMENTS--15.4%
Repurchase agreement with PaineWebber, Inc., 4.01%, dated 6/29/01, to be repurchased at $224,274,920 on 7/2/01, collateralized by Federal National
Mortgage Assn., 7%, 6/1/28, with a value of $85,277,425, Federal Home Loan
Mortgage Corp., 6.50%, 3/1/29, with a value of $91,069,151 and Government
National Mortgage Assn., 6.50%, 4/20/28, with a value of $52,796,280
  (Cost $ 224,200,000)                                                                 $224,200,000         $224,200,000

U.S. GOVERNMENT AGENCIES--84.9%
Federal Farm Credit Bank:
 3.80%, 7/20/01                                                                          20,000,000           19,959,889
Federal Home Loan Bank:
 3.67%, 9/28/01                                                                          20,000,000           19,818,539
 3.77%, 7/24/01                                                                          33,600,000           33,519,071
 3.79%, 8/15/01(1)                                                                       35,000,000           34,975,972
 4.14%, 7/25/01                                                                          35,000,000           34,903,400
 4.60%, 7/6/01                                                                            8,000,000            7,994,889
 4.81%, 8/24/01                                                                          48,643,000           48,295,117
 5.20%, 7/11/01                                                                          46,000,000           45,938,156
 5.21%, 7/18/01                                                                          40,000,000           39,912,167
 5.49%, 7/13/01                                                                          40,000,000           39,938,000
 5.82%, 7/9/01(1)                                                                        23,000,000           23,002,138
 5.875%, 9/17/01                                                                         16,500,000           16,562,394
 6%, 11/15/01                                                                            17,000,000           17,124,492
 6.346%, 2/26/02                                                                          8,500,000            8,621,714
 6.375%, 12/5/01                                                                         20,525,000           20,741,941
 6.55%, 9/28/01                                                                          11,695,000           11,744,607
 6.70%, 12/19/01                                                                         10,000,000           10,122,306
 6.75%, 2/15/02                                                                           5,000,000            5,079,465
Federal Home Loan Mortgage Corp.:
 3.53%, 8/21/01                                                                          20,000,000           19,899,983
 3.595%, 7/26/01(1)                                                                      25,000,000           24,982,500
 3.67%, 12/6/01                                                                          30,000,000           29,516,783
 3.71%, 9/6/01                                                                           20,000,000           19,861,906
 3.897%, 8/23/01                                                                         48,000,000           47,724,612
 4.12%, 8/2/01                                                                           25,000,000           24,908,444
 4.13%, 7/26/01                                                                          25,000,000           24,928,299
 4.15%, 5/15/02                                                                          25,000,000           24,980,469
3 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Government Trust

                                                                PRINCIPAL                VALUE
                                                                 AMOUNT                SEE NOTE 1
                                                            -----------------       ---------------

U.S. GOVERNMENT AGENCIES (Continued)
Federal Home Loan Mortgage Corp.: (Continued)
  4.40%, 5/8/02                                               $  25,000,000           $  24,994,141
  4.478%, 7/12/01                                                57,824,000              57,743,954
  4.56%, 7/6/01-7/19/01                                          48,000,000              47,928,433
  4.58%, 7/27/01                                                 53,000,000              52,824,688
  4.59%, 7/5/01                                                  25,000,000              24,987,250
  4.65%, 9/13/01                                                 47,000,000              46,658,963
  4.75%, 12/14/01                                                42,365,000              42,558,410
Federal National Mortgage Assn.:
  3.83%, 8/16/01                                                 15,000,000              14,926,592
  4.625%, 10/15/01                                               20,000,000              20,051,563
  5.94%, 9/4/01                                                  45,000,000              45,142,479
  6.24%, 12/6/01                                                 10,000,000              10,095,382
  6.40%, 12/21/01                                                 6,000,000               6,066,827
  6.48%, 11/2/01                                                  5,325,000               5,372,109
  6.64%, 9/18/01                                                 11,000,000              11,059,085
FNMA Master Credit Facility:
  3.86%, 9/4/01                                                   7,000,000               6,951,214
  4.08%, 11/1/01                                                 45,000,000              44,372,700
  4.67%, 7/3/01                                                  36,000,000              35,990,660
  5.10%, 8/1/01                                                  49,000,000              48,784,808
Overseas Private Investment Corp.:
  4.076%, 7/20/01(1)(2)                                           2,642,406               2,666,223
  5.736%, 7/20/01(1)(2)                                           3,167,710               3,178,286
Student Loan Marketing Assn., guaranteeing commercial
paper of New Hampshire Higher Education Loan Corp.,
Series 1995A:
  3.83%, 7/23/01                                                 15,917,000              15,879,745
  3.85%, 7/16/01                                                 15,000,000              14,975,937
                                                                                      -------------
Total U.S. Government Agencies (Cost $1,238,266,702)                                  1,238,266,702
                                                                                      -------------
Total Investments, at Value (Cost $1,462,466,702)                     100.3%          1,462,466,702
Liabilities in Excess of Other Assets                                  (0.3)             (4,961,882)
                                                                 -----------          -------------
Net Assets                                                            100.0%        $ 1,457,504,820
                                                                 ==========         ===============
---------- 1. Represents the current interest rate for a variable rate security. 2. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements. See accompanying Notes to Financial Statements. 4 STATEMENT OF ASSETS AND LIABILITIES June 30, 2001 Centennial Government Trust

ASSETS
Investments, at value (Cost $1,462,466,702)Esee accompanying statement                     $ 1,462,466,702
Cash                                                                                             1,896,555
Receivables and other assets:
  Interest                                                                                       3,714,963
  Shares of beneficial interest sold                                                             2,962,843
  Other                                                                                             58,725
                                                                                           ---------------
    Total assets                                                                             1,471,099,788
                                                                                           ===============
LIABILITIES
Payables and other liabilities:
  Dividends                                                                                      1,281,316
  Shares of beneficial interest redeemed                                                        11,939,300
  Shareholder reports                                                                              145,136
  Service plan fees                                                                                111,532
  Trustees' compensation                                                                             7,042
  Other                                                                                            110,642
                                                                                           ---------------
    Total liabilities                                                                           13,594,968
                                                                                           ---------------
NET ASSETS                                                                                 $ 1,457,504,820
                                                                                           ===============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                            $ 1,457,723,867
Accumulated net realized gain (loss) on investment transactions                                   (219,047)
                                                                                           ---------------
NET ASSETS--applicable to 1,457,723,867 shares of beneficial interest
outstanding                                                                                $ 1,457,504,820
                                                                                           ===============
NET ASSETS VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                            $          1.00
See accompanying Notes to Financial Statements. 5 STATEMENT OF OPERATIONS For the Year Ended June 30, 2001 Centennial Government Trust

INVESTMENT INCOME--Interest                                              $ 80,100,943
                                                                         ------------
EXPENSES
Management fees                                                             6,049,419
Service plan fees                                                           2,727,603
Transfer and shareholder servicing agent fees                                 678,718
Shareholder reports                                                           251,476
Custodian fees and expenses                                                    48,318
Trustees' compensation                                                         20,015
Other                                                                         175,287
                                                                         ------------
  Total expenses                                                            9,950,836
    Less reduction to custodian expenses                                      (12,349)
                                                                         ------------
  Net expenses                                                              9,938,487
                                                                         ------------
NET INVESTMENT INCOME                                                      70,162,456
                                                                         ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                       328,977
                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 70,491,433
                                                                         ============
See accompanying Notes to Financial Statements. 6 STATEMENTS OF CHANGES IN NET ASSETS Centennial Government Trust

                                                                                           YEAR ENDED JUNE 30,
                                                                                --------------------------------------
                                                                                      2001                  2000
                                                                                --------------        ----------------

OPERATIONS
Net investment income (loss)                                                   $    70,162,456        $    61,238,668
Net realized gain (loss)                                                               328,977                 13,728
                                                                               ---------------        ---------------
Net increase (decrease) in net assets resulting from operations                     70,491,433             61,252,396
                                                                               ---------------        ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS                                     (70,162,456)           (61,238,668)
                                                                               ---------------        ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
  beneficial interest transactions                                                 265,420,116            (21,379,309)
                                                                               ---------------        ---------------
NET ASSETS
Total increase (decrease)                                                          265,749,093            (21,365,581)
Beginning of period                                                              1,191,755,727          1,213,121,308
                                                                               ---------------        ---------------
End of period                                                                  $ 1,457,504,820        $ 1,191,755,727
                                                                               ===============        ===============
See accompanying Notes to Financial Statements. 7 FINANCIAL HIGHLIGHTS Centennial Government Trust

                                                                              YEAR ENDED JUNE 30,
                                              ---------------------------------------------------------------------------------
                                                 2001              2000              1999             1998              1997
                                              ---------         ---------         ---------         ---------         ---------

PER SHARE OPERATING DATA
Net asset value, beginning of period          $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
Income from investment operations--
  net investment income and
  net realized gain                                 .05               .05               .04               .05               .05
Dividends and/or distributions to
  shareholders                                     (.05)             (.05)             (.04)             (.05)             (.05)
                                              ---------         ---------         ---------         ---------         ---------
Net asset value, end of period                $    1.00         $    1.00         $    1.00         $    1.00         $    1.00
                                              =========         =========         =========         =========         =========
TOTAL RETURN(1)                                    5.29%             5.07%             4.47%             4.93%             4.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $   1,458         $   1,192         $   1,213         $   1,132         $   1,027
Average net assets (in millions)              $   1,367         $   1,244         $   1,245         $   1,117         $   1,032
Ratios to average net assets:(2)
Net investment income                              5.13%             4.92%             4.37%             4.82%             4.65%
Expenses                                           0.73%             0.74%             0.74%             0.75%(3)          0.76%(3)
---------------- 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year. 3. Expense ratio reflects the reduction to custodian expenses. See accompanying Notes to Financial Statements. 8 NOTES TO FINANCIAL STATEMENTS Centennial Government Trust 1. SIGNIFICANT ACCOUNTING POLICIES Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust. Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value. Repurchase Agreements. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited. Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required. As of June 30, 2001, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:

                            EXPIRING
                            --------

                            2004        $195,788
                            2005          16,379
                                        --------
                            Total       $212,167
                                        ========

        Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

        Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

9 NOTES TO FINANCIAL STATEMENTS (Continued) Centennial Government Trust 2. SHARES OF BENEFICIAL INTEREST The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JUNE 30, 2001                      YEAR ENDED JUNE 30, 2000
                                  --------------------------------------        ---------------------------------------
                                        SHARES                AMOUNT                 SHARES                 AMOUNT
                                  ---------------        ---------------        ---------------        ---------------

 Sold                             3,739,905,295          $ 3,739,905,295        3,599,296,440          $ 3,599,296,440
 Dividends and/or
   distributions reinvested          70,389,432               70,389,432           58,889,090               58,889,090
 Redeemed                        (3,544,874,611)          (3,544,874,611)      (3,679,564,839)          (3,679,564,839)
                                  ---------------        ---------------        ---------------         ---------------
 Net increase (decrease)            265,420,116          $   265,420,116          (21,379,309)         $   (21,379,309)
                                  ===============        ===============        ===============         ===============
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust’s net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of net assets in excess of $1.5 billion. In the agreement, the Manager guarantees that the Trust’s total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust’s management fee for year ended June 30, 2001, was an annualized rate of 0.44%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2001, the Trust paid $168,532 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

10 NOTES TO FINANCIAL STATEMENTS (Continued) Centennial Government Trust 4. ILLIQUID SECURITIES

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2001, was $5,844,509, which represents 0.40% of the Trust’s net assets.

11 A-4

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

B-1

Appendix B

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                           Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

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Centennial Government Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

                               Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

PX0170.001.1101

--------
1Messrs. Bowen, Cameron and Marshall are not Directors of Panorama Series
Fund, Inc. Messrs. Armstrong, Bowen, Cameron, Fossel and Marshall are not
Managing General Partners of Centennial America Fund, L.P. Mr. Grabish is
only a Trustee of Centennial Money Market Trust, Centennial Tax Exempt Trust,
Centennial Government Trust, Centennial New York Tax Exempt Trust and
Centennial California Tax Exempt Trust.
2. In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any  direct  or  indirect  financial  interest  in the  operation  of any agreement under the plan.